ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

Lindsey Coffey T +1 212 596 9821 F +1 646 728 2573 lindsey.coffey@ropesgray.com

November 27, 2013

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549

Re:          Westchester Capital Funds (the “Trust”)
Pre-Effective Amendment No. 3
Registration Nos. 333-187583 and 811-22818)

Ladies and Gentlemen:

We are filing today via EDGAR, on behalf of Westchester Capital Funds (the “Trust”), Pre-Effective Amendment No. 3 to the Trust’s Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Amendment No. 3 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, (the “1940 Act”) on Form N-1A (the “Registration Statement”).  The purpose of this amendment is to respond to comments from the Staff of the Securities and Exchange Commission on Pre-Effective Amendment No. 2 to the Trust’s Registration Statement under the Securities Act and Amendment No. 2 to the Trust’s Registration Statement under the 1940 Act filed on November 15, 2013.

Pursuant to Rule 461 under the Securities Act, the Trust respectfully requests that the Staff declare the Trust’s Registration Statement effective on December 2, 2013 or sooner, if possible.  The Trust and its principal underwriter, Quasar Distributors, LLC, confirm they are aware of their respective obligations under the Securities Act.

The Trust acknowledges that (i) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any actions with respect to the filing, (ii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing, and (iii) the Trust may not assert this

ROPES & GRAY LLP	- 2 -	November 27, 2013

action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions regarding this filing to me at (212) 596-9821.  Thank you for your attention in this matter.

Sincerely,

/s/ Lindsey Coffey

Lindsey Coffey

cc:	Bruce C. Rubin, Westchester Capital Management, LLC